Derivative Financial Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS

A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair value of the Company’s outstanding derivative instruments as of December 31, 2015 and December 31, 2014 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivatives designated as hedging instruments
Foreign exchange contracts	16,475	12,528	7,802	39,813
Cross-currency interest rate swaps	10,858	12,730	2,266	4,529
	$27,333	$25,258	$10,068	$44,342
Derivatives not designated as hedging instruments
Foreign exchange contracts	204	1,030	487	500
	$204	$1,030	$487	$500

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2015 and December 31, 2014 is summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain (loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivatives designated as hedging instruments:
Foreign exchange contracts	$8,487	$(28,845)	$28,177	$(5,081)	$1,522	$1,039
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$—	$—	$—	$—	$4,186	$(13,314)

(*)    Presented as part of revenues/cost of revenue.
(**)    Presented as part of financial income (expenses), net
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

The annual net effect on earnings from the cross-currency swaps was a gain of approximately $9,866, of which approximately $1,880 was offset against exchange rate difference related to Series A Notes and approximately $7,986 was offset against interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2015 and December 31, 2014, is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2015	2014	2015	2014
Euro	$46,094	$53,154	$132,220	$157,077
GBP	10,820	7,398	35,460	23,614
NIS	5,500	629,912	697,467	—
Other	7,417	19,794	2,245	22,832
	$69,831	$710,258	$867,392	$203,523